Employee Benefits (Schedule Of Expense Under Defined Contribution Savings Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Abstract]
401(k) plan expense	$ 2,243	$ 2,322	$ 2,245